Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Schedule of accounts receivable
	December 31, 2020	June 30, 2021
Accounts receivable	$81,345	$69,996
Allowance for doubtful accounts	(5,047)	(4,743)
Accounts receivable, net	$76,298	$65,253

	December 31, 2019	December 31, 2020
Accounts receivable	$73,178	$81,345
Allowance for doubtful accounts	(5,537)	(5,047)
Accounts receivable, net	$67,641	$76,298

Schedule of allowance for doubtful accounts
	Three months ended June 30,		Six months ended June 30,
	2020	2021	2020	2021
Balance at beginning of the period	$4,524	$4,416	$5,537	$5,047
Charge to expenses	—	318	(863)	(196)
Write off	—	(28)	—	(131)
Exchange difference	10	37	(140)	23
Balance at end of the period	$4,534	$4,743	$4,534	$4,743

	December 31, 2019	December 31, 2020
Balance at beginning of year	$10,111	$5,537
Charge to expenses	(4,250)	(240)
Write off	(233)	(493)
Exchange difference	(91)	243
Balance at end of year	$5,537	$5,047